Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Capital Allocation Moderate Conservative Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class A
Trading Symbol	NLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.13	3.86	4.37
Class A (including sales charges)	2.85	2.64	3.75
Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 ® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	9.16	4.50	5.08
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000 ® Index	26.32	14.60	13.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 336,005,493
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 173,794
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 336,005,493
Total number of portfolio holdings	36
Management services fees (represents 0.05% of Fund average net assets)	$ 173,794
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%

Columbia Capital Allocation Moderate Conservative Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class C
Trading Symbol	NIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	8.26	3.07	3.58
Class C (including sales charges)	7.26	3.07	3.58
Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 ® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	9.16	4.50	5.08
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000 ® Index	26.32	14.60	13.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 336,005,493
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 173,794
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 336,005,493
Total number of portfolio holdings	36
Management services fees (represents 0.05% of Fund average net assets)	$ 173,794
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset
Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%

Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	NIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.37	4.12	4.62
Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 ® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	9.16	4.50	5.08
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000 ® Index	26.32	14.60	13.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 336,005,493
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 173,794
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 336,005,493
Total number of portfolio holdings	36
Management services fees (represents 0.05% of Fund average net assets)	$ 173,794
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%

Columbia Capital Allocation Moderate Conservative Portfolio - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class R
Trading Symbol	CLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	8.84	3.59	4.11
Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 ® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	9.16	4.50	5.08
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000 ® Index	26.32	14.60	13.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 336,005,493
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 173,794
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 336,005,493
Total number of portfolio holdings	36
Management services fees (represents 0.05% of Fund average net assets)	$ 173,794
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	14.9%
Columbia Quality Income Fund, Institutional 3 Class	12.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.1%
Columbia Corporate Income Fund, Institutional 3 Class	10.6%
Columbia Overseas Core Fund, Institutional 3 Class	8.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.9%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.4%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.5%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class A
Trading Symbol	NBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.97	7.30	7.27
Class A (including sales charges)	8.33	6.04	6.64
Blended Benchmark - 49% Russell 3000 ® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.43	8.29	8.15
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical R
e
presentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class C
Trading Symbol	NBICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	14.18	6.53	6.48
Class C (including sales charges)	13.18	6.53	6.48
Blended Benchmark - 49% Russell 3000 ® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.43	8.29	8.15
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	NBGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	15.31	7.58	7.53
Blended Benchmark - 49% Russell 3000 ® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.43	8.29	8.15
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	15.37	7.68	7.65
Blended Benchmark - 49% Russell 3000 ® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.43	8.29	8.15
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class R
Trading Symbol	CLBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the table
s unles
s otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class S
Trading Symbol	NBGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of October 2, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 5 (a)	0.14% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.14%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	15.05	7.32	7.28
Blended Benchmark - 49% Russell 3000 ® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.43	8.29	8.15
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,710,327,378
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 551,610
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,710,327,378
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 551,610
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fu nd'
s portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.4%
Columbia Overseas Core Fund, Institutional 3 Class	12.0%
Columbia Contrarian Core Fund, Institutional 3 Class	12.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	11.0%
Columbia Large Cap Value Fund, Institutional 3 Class	10.2%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	7.9%
Columbia Quality Income Fund, Institutional 3 Class	6.3%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	4.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.